Marketable Securities And Other Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Schedule of Investments [Line Items]
Carrying amounts of long-term investment equity securities	¥ 88,467	¥ 80,534
Fair value of investment securities, carrying amount	¥ 86,242	¥ 77,376